Business combination - Additional Information (Details) - Equinor Energy Ireland Limited [Member] - CAD ($) $ in Millions		10 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Statement [Line Items]
Percentage of voting	100.00%
Additional operating percentage	36.50%
Operating interest percentage	56.50%
Cash flows from used in operations			$ 182.6
Revenue of acquiree since acquisition date		$ 161.7
Revenue of combined entity as if combination			$ 2,098.2
Profit (loss) of acquire		$ 43.6